Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 831,111	$ 628,424
Benefit obligation related to acquired companies	0	111,654
Service cost	13,035	18,305	$ 8,391
Interest cost	16,626	19,723	96,310
Exchange rate differences	25,623	29,778
Amendments	3,670	3,689
Actuarial (gain) losses	73,941	90,847
Benefits paid	38,263	75,684
Other adjustments	0	4,375
Benefit obligation at end of year	925,743	831,111	628,424
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	289,493	164,282
Benefit assets related to acquired companies	0	91,724
Actual return on Plans' assets (net of expenses)	39,131	37,901
Employer contribution	2,829	3,716
Benefits paid	12,291	8,130
Fair value of Plans' assets at end of year	319,162	289,493	164,282
Funded status	(606,583)	(541,623)
Unrecognized net actuarial loss	167,019	123,736
Unrecognized prior service cost	0	(8)
Accrued benefit liability, current	(25,532)	(37,158)
Accrued benefit liability, non-current	(581,051)	(504,465)
Accumulated other comprehensive income (loss), pre-tax	167,019	123,744
Net amount recognized	(439,564)	(417,879)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,413	1,359
Service cost	106	81
Interest cost	39	51
Actuarial (gain) losses	44	(34)
Employee contribution	10	17
Benefits paid	40	61
Benefit obligation at end of year	1,572	1,413	$ 1,359
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	30	45
Employee contribution	10	16
Benefits paid	40	61
Fair value of Plans' assets at end of year	0	0
Funded status	(1,571)	(1,412)
Unrecognized net actuarial loss	(1,290)	(1,479)
Accrued benefit liability, current	(82)	(86)
Accrued benefit liability, non-current	(1,489)	(1,326)
Accumulated other comprehensive income (loss), pre-tax	(1,290)	(1,479)
Net amount recognized	$ (2,861)	$ (2,891)